Schedule of Property, Plant and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 1,073,849	$ 343,745
Additions	297,371	696,928
Disposals		(64,588)
Currency translation adjustment	(198,325)	(78,479)
Impact of hyperinflation	16,927	176,243
Ending Balance	1,189,822	1,073,849
Beginning Balance	332,122	196,611
Depreciation	126,247	145,035
Impact of hyperinflation		(9,524)
Ending Balance	458,369	332,122
Beginning Balance	741,727
Ending Balance	731,453	741,727
Right of use asset [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	50,449	53,143
Additions	236,201
Disposals
Currency translation adjustment	(62,984)	(5,293)
Impact of hyperinflation	5,248	2,599
Ending Balance	228,914	50,449
Beginning Balance	40,167	35,758
Depreciation	26,107	4,549
Impact of hyperinflation		(140)
Ending Balance	66,274	40,167
Beginning Balance	10,282
Ending Balance	162,640	10,282
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	186,362	138,450
Additions	16,933	42,699
Disposals
Currency translation adjustment	(8,754)	(2,890)
Impact of hyperinflation	844	8,103
Ending Balance	195,385	186,362
Beginning Balance	126,995	115,109
Depreciation	9,355	12,324
Impact of hyperinflation		(438)
Ending Balance	136,350	126,995
Beginning Balance	59,367
Ending Balance	59,035	59,367
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	333,337	2,102
Additions	12,936	289,640
Disposals
Currency translation adjustment	(54,314)	(31,002)
Impact of hyperinflation	4,609	72,597
Ending Balance	296,568	333,337
Beginning Balance	45,422	1,922
Depreciation	37,994	47,423
Impact of hyperinflation		(3,923)
Ending Balance	83,416	45,422
Beginning Balance	287,915
Ending Balance	213,152	287,915
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	458,784	140,365
Additions	11,090	332,528
Disposals		(64,588)
Currency translation adjustment	(64,656)	(37,147)
Impact of hyperinflation	5,468	87,626
Ending Balance	410,686	458,784
Beginning Balance	111,264	41,377
Depreciation	45,077	74,622
Impact of hyperinflation		(4,735)
Ending Balance	156,341	111,264
Beginning Balance	347,520
Ending Balance	254,345	347,520
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	44,917	9,685
Additions	20,211	32,061
Disposals
Currency translation adjustment	(7,617)	(2,147)
Impact of hyperinflation	758	5,318
Ending Balance	58,269	44,917
Beginning Balance	8,274	2,445
Depreciation	7,714	6,117
Impact of hyperinflation		(288)
Ending Balance	15,988	8,274
Beginning Balance	36,643
Ending Balance	$ 42,281	$ 36,643